GREAT-WEST FUNDS, INC.

Great-West Small Cap Growth Fund (formerly Great-West Multi-Manager Small Cap Growth Fund)

Institutional Class Ticker: MXMSX

Investor Class Ticker: MXMTX

(the “Fund”)

Supplement dated April 2, 2019 to the Prospectus and Summary Prospectus for the

Fund, each dated April 30, 2018, as supplemented, and the Statement of Additional Information for Great-West Funds, Inc., dated April 30, 2018

Effective immediately, James P. Ross is no longer a portfolio manager for the Fund. All references to James P. Ross in the Prospectus, Summary Prospectus and Statement of Additional Information are hereby deleted in their entirety.

Effective immediately, Vernon T. Bice is a portfolio manager to the Fund. The following changes are made to the Prospectus, Summary Prospectus, and Statement of Additional Information, as applicable:

The table titled “Portfolio Managers” in the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Name	Title	Portfolio Manager of Fund Since

Peregrine
William A. Grierson, CFA	Principal & Portfolio Manager	2008
Daniel J. Hagen, CFA	Principal & Portfolio Manager	2008
Paul E. von Kuster, CFA	Principal & Portfolio Manager	2011
Lord Abbett
F. Thomas O’Halloran, CFA	Partner & Portfolio Manager	2015
Matthew R. DeCicco, CFA	Portfolio Manager	2015
Vernon T. Bice, CMT	Portfolio Manager	2019

Under the sub-section “Lord, Abbett & Co. LLC” of the “Sub-Adviser” section on page 9 of the Prospectus, the following paragraph is hereby incorporated:

“The portfolio managers of the Fund from Lord Abbett are F. Thomas O’Halloran, Matthew R. DeCicco and Vernon T. Bice. Mr. O’Halloran, Partner and Portfolio Manager, heads the team of portfolio managers and other investment professionals who manage Lord Abbett’s portion of the Fund’s portfolio. He joined Lord Abbett in 2001 and has been a member of the team since 2006. Matthew R. DeCicco, Managing Director and Portfolio Manager, joined Lord Abbett in 1999 and has been a member of the team since 2002. Vernon Bice, Portfolio Manager, joined Lord Abbett in 2011 and has been a member of the team since 2019.”

Under the “Other Accounts Managed” section on page 66 of the Statement of Additional Information, the following table is hereby deleted in its entirety and replaced with the following:

	AUM Based Fees						Performance Based Fees

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)

F. Thomas O’Halloran, CFA	10	$5,319	1	$29.6	13	$701.2	0	0	0	0	1	$68.6

Matthew R. DeCicco, CFA	10	$5,319	1	$29.6	13	$701.2	0	0	0	0	1	$68.6
Vernon Bice, CMT*	10	$6,388	1	$28.1	15	926.5	0	0	0	0	1	$90.0

*The information is provided as of March 1, 2019.

Under the “Ownership of Securities” section on page 67 of the Statement of Additional Information, the following is hereby deleted in its entirety and replaced with the following:

“The portfolio managers did not own any shares of the Fund as of March 1, 2019.”

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary

Prospectus, each dated April 30, 2018, as supplemented, and the Statement of Additional Information for

Great-West Funds, Inc., dated April 30, 2018.

Please keep this Supplement for future reference.